                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

 1.    Name and address of issuer:

           Dodge & Cox Funds
           555 California Street, 40th Floor
           San Francisco, CA 94104

 2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

           Dodge & Cox Stock Fund

 3.    Investment Company Act File Number:  811-173

       Securities Act File Number:  2-11522

 4(a). Last day of fiscal year for which this notice is filed:

           December 31, 2006

 4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

 5.     Calculation of registration fee:

        (i)    Aggregate sale price of
               securities sold during
               the fiscal year pursuant
               to section 24(f):                                $14,055,192,309
                                                                ---------------
        (ii)   Aggregate price of
               securities redeemed
               or repurchased during the
               fiscal year:                  $6,427,028,935
                                             --------------
        (iii)  Aggregate price of
               securities redeemed
               or repurchased during any
               PRIOR fiscal year ending
               no earlier than
               October 11, 1995 that were
               not previously used to
               reduce registration fees
               payable to the Commission:    $          -0-
                                             --------------
        (iv)   Total available redemption
               credits [add Items 5(ii)
               and 5(iii) :                                 -   $ 6,427,028,935
                                                                ---------------
        (v)    Net sales - if Item 5(I)
               is greater than Item 5(iv)
               [subtract Item 5(iv) from
               Item 5(i)]:                                      $ 7,628,163,374
                                                                ---------------
        (vi)   Redemption credits
               available for use in
               future years -- if Item
               5(i) is less than Item
               5(iv) [subtract Item 5(iv)
               from Item 5(i)]:              $          -0-
                                             --------------
        (vii)  Multiplier for determining
               registration fee
               (See Instruction C.9):                       x          .0000307
                                                                ---------------
        (viii) Registration fee due
               [multiply Item 5(v) by
               Item 5(vii)] (enter "0" if
               no fee is due):                              =   $    234,184.62
                                                                ===============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                              +   $       N/A
                                                                  -----------

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:
                                                              =   $234,184.62
                                                                  ===========

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: March 9, 2007

           Method of Delivery:

                         [X]  Wire Transfer
                         [ ]  Mail or other means

                                  SIGNATURES

   This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

   By (Signature and Title)*


                                                  /s/ David H. Longhurst
                                                  -----------------------------
                                                  David H. Longhurst, Treasurer

   Date: March 13, 2007

*  Please print the name and title of the signing officer below the signature.

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

 1.    Name and address of issuer:

           Dodge & Cox Funds
           555 California Street, 40th Floor
           San Francisco, CA 94104

 2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

           Dodge & Cox Balanced Fund

 3.    Investment Company Act File Number:  811-173

       Securities Act File Number:  2-11522

 4(a). Last day of fiscal year for which this notice is filed:

           December 31, 2006

 4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

 5.     Calculation of registration fee:

        (i)    Aggregate sale price of
               securities sold during
               the fiscal year pursuant to
               section 24(f):                                     $5,216,329,714
                                                                  --------------
        (ii)   Aggregate price of
               securities redeemed
               or repurchased during the
               fiscal year:                    $3,056,236,439
                                               --------------
        (iii)  Aggregate price of
               securities redeemed
               or repurchased during any
               PRIOR fiscal year ending
               no earlier than October 11,
               1995 that were
               not previously used to
               reduce registration fees
               payable to the Commission:      $          -0-
                                               --------------
        (iv)   Total available redemption
               credits [add Items 5(ii)
               and 5(iii) :                                   -   $3,056,236,439
                                                                  --------------
        (v)    Net sales - if Item 5(I) is
               greater than Item 5(iv)
               [subtract Item 5(iv) from
               Item 5(i)]:                                        $2,160,093,275
                                                                  --------------
        (vi)   Redemption credits available
               for use in future years --
               if Item 5(i) is less than
               Item 5(iv) [subtract Item
               5(iv) from Item 5(i)]:          $          -0-
                                               --------------
        (vii)  Multiplier for determining
               registration fee
               (See Instruction C.9):                         x         .0000307
                                                                  --------------
        (viii) Registration fee due
               multiply Item 5(v) by
               Item 5(vii) (enter "0" if no
               fee is due):                                   =   $    66,314.86
                                                                  ==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +   $      N/A
                                                                ----------
8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:
                                                            =   $66,314.86
                                                                ==========

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: March 9, 2007

          Method of Delivery:

                        [X]  Wire Transfer
                        [ ]  Mail or other means

                                  SIGNATURES

   This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

   By (Signature and Title)*

                                                  /s/ David H. Longhurst
                                                  -----------------------------
                                                  David H. Longhurst, Treasurer
   Date: March 13, 2007

*  Please print the name and title of the signing officer below the signature.

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

 1.    Name and address of issuer:

           Dodge & Cox Funds
           555 California Street, 40th Floor
           San Francisco, CA 94104

 2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

           Dodge & Cox Income Fund

 3.    Investment Company Act File Number:  811-173

       Securities Act File Number:  2-11522

 4(a). Last day of fiscal year for which this Form is filed:

           December 31, 2006

 4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

 5.     Calculation of registration fee:

        (i)    Aggregate sale price of
               securities sold during
               the fiscal year pursuant to
               section 24(f):                                     $4,568,772,614
                                                                  --------------
        (ii)   Aggregate price of
               securities redeemed
               or repurchased during the
               fiscal year:                   $ 2,241,206,234
                                              ---------------
        (iii)  Aggregate price of
               securities redeemed
               or repurchased during any
               PRIOR fiscal year ending
               no earlier than October 11,
               1995 that were
               not previously used to
               reduce registration fees
               payable to the Commission:      $          -0-
                                              ---------------
        (iv)   Total available redemption
               credits [add Items 5(ii)
               and 5(iii)]:                                       $2,241,206,234
                                                                  --------------
        (v)    Net sales - if Item 5(i) is
               greater than Item 5(iv)
               [subtract Item 5(iv) from
               Item 5(i)]:                                        $2,327,566,380
                                                                  --------------
        (vi)   Redemption credits
               available for use in future
               years -- if Item 5(i) is
               less than Item 5(iv)
               [subtract Item 5(iv) from
               Item 5(i)]:                    $         (-0-)
                                              ---------------
        (vii)  Multiplier for determining
               registration fee
               (See Instruction C.9):                         x         .0000307
                                                                  --------------
        (viii) Registration fee due
               multiply Item 5(v) by
               Item 5(vii) (enter "0" if
               no fee is due):                                =   $    71,456.29
                                                                  ==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +   $      N/A
                                                                ----------

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:
                                                            =   $71,456.29
                                                                ==========

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: March 9, 2007

          Method of Delivery:

                        [X]  Wire Transfer
                        [ ]  Mail or other means

                                  SIGNATURES

   This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

   By (Signature and Title)*


                                                  /s/ David H. Longhurst
                                                  -----------------------------
                                                  David H. Longhurst, Treasurer

   Date: March 13, 2007

*  Please print the name and title of the signing officer below the signature.

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

 1.    Name and address of issuer:

           Dodge & Cox Funds
           555 California Street, 40th Floor
           San Francisco, CA 94104

 2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes ofsecurities of the issuer, check the box but do not list series or classes): [ ]

           Dodge & Cox International Stock Fund

 3.    Investment Company Act File Number:  811-173

       Securities Act File Number:  2-11522

 4(a). Last day of fiscal year for which this Form is filed:

           December 31, 2006

 4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

 5.    Calculation of registration fee:

       (i)    Aggregate sale price of
              securities sold during
              the fiscal year pursuant
              to Section 24(f):                                $15,371,426,652
                                                               ---------------
       (ii)   Aggregate price of
              securities redeemed
              or repurchased during the
              fiscal year:                  $2,377,956,549
                                            --------------
       (iii)  Aggregate price of
              securities redeemed
              or repurchased during any
              PRIOR fiscal year ending
              no earlier than
              October 11, 1995 that were
              not previously used to
              reduce registration fees
              payable to the Commission:    $        -0-
                                            --------------
       (iv)   Total available redemption
              credits [add Items 5(ii)
              and 5(iii) :                                 -   $ 2,377,956,549
                                                               ---------------
       (v)    Net sales - if Item 5(i)
              is greater than Item 5(iv)
              [subtract Item 5(iv) from
              Item 5(i) :                                      $12,993,470,103
                                                               ---------------
       (vi)   Redemption credits
              available for use in
              future years -- if Item
              5(i) is less than Item
              5(iv) [subtract Item 5(iv)
              from Item 5(i)]:              $        (-0-)
                                            --------------
       (vii)  Multiplier for determining
              registration fee
              (See Instruction C.9):                       x          .0000307
                                                               ---------------
       (viii) Registration fee due
              multiply Item 5(v) by
              Item 5(vii) (enter "0" if
              no fee is due):                              =   $    398,899.53
                                                               ===============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +   $      N/A
                                                                -----------

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:
                                                            =   $398,899.53
                                                                ===========
9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: March 9, 2007

          Method of Delivery:

                        [X]  Wire Transfer
                        [ ]  Mail or other means

                                  SIGNATURES

   This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

   By (Signature and Title)*


                                                  /s/ David H. Longhurst
                                                  -----------------------------
                                                  David H. Longhurst, Treasurer

   Date: March 13, 2007

*  Please print the name and title of the signing officer below the signature.